CAPITAL STOCK (Details) (USD $)					1 Months Ended	9 Months Ended				9 Months Ended	1 Months Ended			9 Months Ended
	Sep. 30, 2012	Mar. 21, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 Class A Common Stock	Sep. 30, 2012 Class A Common Stock vote	Aug. 02, 2012 Class A Common Stock	Mar. 21, 2012 Class A Common Stock	Dec. 31, 2011 Class A Common Stock	Sep. 30, 2012 Class A Common Stock Class B units Vantiv Holding	Mar. 31, 2012 Class B Common Stock	Sep. 30, 2012 Class B Common Stock	Dec. 31, 2011 Class B Common Stock	Sep. 30, 2012 Class B Common Stock Maximum
Common Stock
Authorized common stock (in shares)			89,637,770	89,637,770		890,000,000			890,000,000			100,000,000	100,000,000
Common stock, par value (in dollars per share)			$ 0.00001	$ 0.00001		$ 0.00001			$ 0.00001
Number of votes per share to which holders are entitled on all matters submitted to a vote						1
Voting power as percentage of total voting power														18.50%
Conversion ratio for conversion of units into common stock										1
Number of common stock issued and sold in public in IPO (in shares)					29,412,000						86,005,200
Aggregate number of common stock issued and sold in public in IPO (in shares)					33,823,800
Common stock issued to underwriters under an over-allotment option (in shares)					4,411,800
Issue price (in dollars per share)	$ 17	$ 17					$ 21.90	$ 17
Common stock issued and outstanding (in shares)			89,515,617	89,515,617		128,688,231			89,515,617			83,919,136
Preferred Stock
Authorized preferred stock (in shares)	10,000,000		10,000,000
Preferred stock par value (in dollars per share)	$ 0.00001		$ 0.00001